Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
Strategic Income Portfolio

Effective October 31, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of a Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C or Class L shares of a Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of the Prospectus entitled "Shareholder Information—Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFTFIXEDCONVPROSPT 9/19

Prospectus Supplement

September 26, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2019, as amended on February 11, 2019

Discovery Portfolio

Supplement dated September 26, 2019 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2019

Global Strategist Portfolio

Effective October 31, 2019, the first paragraph of the section of each Prospectus entitled "Shareholder Information — Conversion Features" is hereby deleted and replaced with the following:

A shareholder currently holding Class A shares of the Fund in a fee-based advisory program ("Advisory Program") account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of the Fund within the Advisory Program at any time. In addition, a shareholder holding Class C or Class L shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18-month or 12-month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

Effective October 31, 2019, the following is hereby added as the second sentence of the sixth paragraph of the section of each Prospectus entitled "Shareholder Information — Conversion Features":

A conversion feature's availability will be subject to the applicable classes being offered on a Financial Intermediary's platform.

Please retain this supplement for future reference.

  IFTDISCONVPROSPT 09/19